FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

David J. Lamb – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: October 31

Date of reporting period: June 30, 2021

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-09297

Registrant Name:  Nuveen Quality Municipal Income Fund

Reporting Period:  07/01/2020 - 06/30/2021

Nuveen Quality Municipal Income Fund

BLACKROCK MUNIHOLDINGS FUND, INC. Meeting Date: JUL 27, 2020 Record Date: MAY 29, 2020 Meeting Type: ANNUAL
Ticker: MHD Security ID: 09253N104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michael J. Castellano	Management	For	For
1.2	Elect Director Richard E. Cavanagh	Management	For	For
1.3	Elect Director Cynthia L. Egan	Management	For	For
1.4	Elect Director Robert Fairbairn	Management	For	For
1.5	Elect Director R. Glenn Hubbard	Management	For	For
1.6	Elect Director Catherine A. Lynch	Management	For	For
1.7	Elect Director John M. Perlowski	Management	For	For
1.8	Elect Director Karen P. Robards	Management	For	For

BLACKROCK MUNIHOLDINGS FUND, INC. Meeting Date: DEC 15, 2020 Record Date: OCT 16, 2020 Meeting Type: SPECIAL
Ticker: MHD Security ID: 09253N104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
2A	Issue Shares in Connection with the Reorganization between BlackRock Municipal Income Investment Quality Trust and BlackRock MuniHoldings Fund, Inc.	Management	For	For
2B	Issue Shares in Connection with the Reorganization between BlackRock Municipal Bond Trust and BlackRock MuniHoldings Fund, Inc.	Management	For	For
2C	Issue Shares in Connection with the Reorganization between BlackRock MuniHoldings Fund II, Inc. and BlackRock MuniHoldings Fund, Inc.	Management	For	For
2D	Issue Shares in Connection with the Reorganization between BlackRock MuniHoldings Quality Fund, Inc. and BlackRock MuniHoldings Fund, Inc.	Management	For	For

INVESCO QUALITY MUNICIPAL INCOME TRUST Meeting Date: AUG 07, 2020 Record Date: MAY 11, 2020 Meeting Type: ANNUAL
Ticker: IQI Security ID: 46133G107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1a.1	Elect Director Beth Ann Brown	Management	For	For
1a.2	Elect Director Anthony J. LaCava, Jr.	Management	For	For
1a.3	Elect Director Joel W. Motley	Management	For	For
1a.4	Elect Director Teresa M. Ressel	Management	For	For
1a.5	Elect Director Christopher L. Wilson	Management	For	For

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Municipal Income Fund

By	/s/ David J. Lamb
David J. Lamb – Chief Administrative Officer

Date

August 16, 2021